Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for operating leases	$ 533	$ 510
Right-of-use assets obtained in exchange for operating lease liabilities		$ 1,056